MP63 FUNDS

Supplement dated November 30, 2022

to the Statement of Additional Information dated June 26, 2022

____________________________________________________________________________

This Supplement to the Statement of Additional Information for the MP63 Fund a series of the MP63 Funds (the “Company”), updates the Statement of Additional Information for the Company dated June 26, 2022, to amend certain information as described below.

Section entitled - “ADMINISTRATIVE AND OPERATING SERVICES AGREEMENT”

Pursuant to a separate Administrative and Operating Services Agreement between the Fund and Moneypaper Publications LLC, the parent of the Advisor, Moneypaper Publications LLC pays for maintaining the staff, personnel, space, equipment and facilities necessary to perform certain administrative services not otherwise provided by other parties, including MSS. These services include the oversight of the Fund's service providers including certain daily sub-accounting services for the Fund, responding to shareholder inquiries, web-site design and maintenance, preparation and dissemination of Fund-related communications, and other general administrative services. For these services, under an amended Administrative and Operating Services Agreement, the Fund is contractually obligated to pay Moneypaper Publications LLC a flat monthly fee which is not to exceed $18,500.00. However, effective December 1, 2022, Moneypaper Publications LLC will be charging the Fund $10,500.00 per month for these services. Moneypaper Publications LLC does not currently intend to increase the fee, although it may seek to do so in the future. For the fiscal years ended on the last day of February 2022, 2021, and 2020, Moneypaper Publications LLC received $42,149.00, $42,000.00, and $41,966.00, respectively for these services.

**********************

Shareholders should read this Supplement in conjunction with the Statement of Additional Information, as well as the Trust’s Prospectus, each as supplemented from time to time.  These documents provide information that you should know before investing and should be retained for future reference. These documents are available upon request and without charge by calling Mutual Shareholder Services at (877) 676-3386.

Investors should retain this supplement for future reference.

1